Environmental Trust Funds (Tables)	12 Months Ended
Dec. 31, 2025
Environmental Trust Funds [abstract]
Schedule of environmental trust funds

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Balance at beginning of the year	125.2	109.6
Contributions	10.1	13.2
Interest earned	4.9	4.4
Translation adjustment	0.7	(2.0)
Balance at end of the year[1]	140.9	125.2
[1]The trust funds consist of term deposits amounting to US$28.3 million (2024: US$22.2 million) in South Africa, as well as secured cash deposits amounting to
US$112.6 million (2024: US$103.0 million) in Ghana.